IAI RETIREMENT FUNDS, INC.
                                  ANNUAL REPORT

                 IAI REGIONAL PORTFOLIO, IAI BALANCED PORTFOLIO
                              IAI RESERVE PORTFOLIO

                                DECEMBER 31, 1998



                                   [LOGO-IAI]
                                  MUTUAL FUNDS

                                TABLE OF CONTENTS
                           IAI RETIREMENT FUNDS, INC.

                                  ANNUAL REPORT
                                DECEMBER 31, 1998

   Letter to Shareholders.................................................. 2

   Portfolio Managers' Reviews

       IAI Regional Portfolio.............................................. 3

       IAI Balanced Portfolio.............................................. 4

       IAI Reserve Portfolio............................................... 5

   Schedules of Investments

       IAI Regional Portfolio.............................................. 6

       IAI Balanced Portfolio.............................................. 8

       IAI Reserve Portfolio.............................................. 10

   Notes to Schedules of Investments...................................... 11

   Statements of Assets and Liabilities................................... 12

   Statements of Operations............................................... 13

   Statements of Changes in Net Assets

       IAI Regional Portfolio............................................. 14

       IAI Balanced Portfolio............................................. 15

       IAI Reserve Portfolio.............................................. 16

   Financial Highlights

       IAI Regional Portfolio............................................. 17

       IAI Balanced Portfolio............................................. 18

       IAI Reserve Portfolio.............................................. 19

   Notes to Financial Statements.......................................... 20

   Independent Auditors' Report........................................... 23

   Federal Tax Information................................................ 24

   Distributor, Adviser, Custodian,
   Legal Counsel, Independent Auditors,
   Directors...................................................... Back Cover


                                   [LOGO-IAI]
                                  MUTUAL FUNDS

                            INVESTMENT ADVISERS, INC.
       P.O. BOX 357 MINNEAPOLIS, MINNESOTA 55440-0357 USA FAX 612.376.2616

                                  800.945.3863
                                  612.376.2700

                             LETTER TO SHAREHOLDERS
                           IAI RETIREMENT FUNDS, INC.

THE INDESTRUCTIBLE U.S. ECONOMY

Japan is in a decade-long recession. Russia's economy has collapsed. Brazil's currency is plunging. Even Europe is struggling to grow. But somehow, in this global economy, none of this seems to affect us. In 1999, America's economy remains the undisputed leader in the world.

It was just last summer when the latest global crisis had pundits predicting a recession. The stock market dropped 20%. Suddenly, the Federal Reserve Board went into action, cut interest rates three times. Confidence returned, the stock market hit new highs, and Gross Domestic Product grew 5.6% in the fourth quarter of 1998. Meanwhile, inflation is less than 2%, interest rates are declining, unemployment is 4.3% and the federal budget is in surplus for the first time in three decades.

But how is this possible, when our trading partners are having such a tough time? In some ways, their loss is our gain. When Asia's currencies falter, imports become cheaper and U.S. companies must keep prices down to compete domestically. As a result, inflation is held in check. Many countries have followed the Federal Reserve policy of cutting interest rates in an effort to stimulate the economy. As a result, money that might be invested locally in bonds is leaving for higher returns in the U.S. In Japan, interest rates are close to zero, so Japanese institutions looking for income are buying our Treasury bonds. Meanwhile, global investors like the direction of our stock market better than their local markets, and they're increasingly investing here, thus pumping money into the U.S. economy.

But another reason for America's invincibility is that trade, while important, is not a huge factor on the U.S. economy. Although it makes up a larger share than it did a decade ago, exports only amount to 11% of U.S. GDP. Most of that trade is with Europe, Canada and Mexico, which have suffered much less than Asia and Latin America. True, some U.S. industries have suffered from declining exports, such as agriculture, capital equipment and steel. Banks wrote off millions in losses when Russia defaulted last summer. But cheap imports of oil, lumber, agricultural products and raw materials have kept costs down for many American companies.

In addition, we have reasserted our global leadership in a number of industries. In technology, there's really nothing comparable outside the U.S. to Microsoft and Intel. The explosive growth of the internet is largely an American-based phenomenon. Technology has produced hundreds of thousands of jobs in this country, and technology stocks led the Standard & Poor's 500 Index in 1998.

In the 1970s, it was said that the era of U.S. economic leadership had passed. A generation later, it certainly looks like that was a premature conclusion. Indeed, the stock and bond markets are just one indication of that.

Turning to your investments, the following Portfolio Manager Reviews offer a detailed perspective on the individual funds' performance and strategy. As always, we appreciate your continued trust and confidence in IAI. If you have questions or concerns, please let us know by calling our toll-free Investor Services Hotline at 1-800-945-3863.

                           PORTFOLIO MANAGER'S REVIEW
                             IAI REGIONAL PORTFOLIO

IAI REGIONAL PORTFOLIO

MARK C. HOONSBEEN, CFA
IAI REGIONAL PORTFOLIO MANAGER

HOW HAS THE PORTFOLIO PERFORMED?

The IAI Regional Portfolio gained 1.56% for the year ended December 31, 1998. This compares to 28.57% for the S&P 500 Index (large companies), 19.12% for the S&P 400 Index (mid sized companies), and (3.45%) for the Russell 2000 Index (small companies). As can be seen by the performance of the indicies, large stocks dominated performance in 1998. However, even that observation hides how narrow performance was in 1998. Five stocks in the S&P 500 (Microsoft, Intel, Wal-Mart, Cisco Systems, and Pfizer) accounted for almost 20% of the 28% rise in the index--now that is concentrated performance. Even among the midcap indices, results were skewed by a very few of the larger stocks. This basically means the average stock did not come close to matching the performance of the indices.

     As a Midwest Regional Portfolio, we were hampered by the fact that none of these high flying stocks are in our area. This made it very difficult to match the performance of the indices. However, we still had a number of successes in 1998. We saw strong performance out of Medtronic, Walgreen, Dayton Hudson, and Galileo Corp among our mid to large stocks.

     Among our smaller companies, Engineering Animation doubled and we sold our position at attractive prices, and Recovery Engineering ran from the single digit prices to $30/share where we cut back our position. The overall performance was held down by the fact the average stock in the market did not perform well in 1998, and without the high flyers you could not keep up.

     It's times like these we feel its important you recognize that we are buying good quality companies, with strong managements, and good growth prospects. Over time, we believe that the good growth of these businesses will be reflected in the performance of your Fund.

WHAT IS YOUR OUTLOOK FOR THE PORTFOLIO?

Our view is that this performance is an anomaly, and that valuations among these largest stocks are unsustainable. Conversely, the upside opportunity in stocks outside this select group have become very attractive. We own a good mix of large, mid, and small companies with excellent growth prospects and strong profitability trends.


VALUE OF $10,000 INVESTMENT+
[PLOT POINTS GRAPH]
                 IAI REGIONAL
                  PORTFOLIO            S&P 500
             (INCEPTION 1/31/94)        INDEX*
             -------------------        ------
01/31/94            10,000              10,000
12/31/94            10,620               9,803
12/31/95            14,178              13,479
12/31/96            15,862              16,613
12/31/97            17,998              22,158
12/31/98            18,279              28,488
*since 02/01/94


AVERAGE ANNUAL RETURNS+
THROUGH 12/31/98
                                                                 Since Inception
                                       1 Year                        1/31/94
--------------------------------------------------------------------------------
IAI REGIONAL PORTFOLIO                  1.56%                         13.05%
--------------------------------------------------------------------------------
S&P 500 Index                          28.57%                         23.67%*
--------------------------------------------------------------------------------

+  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
*  SINCE 2/01/94

                           PORTFOLIO MANAGERS' REVIEW
                             IAI BALANCED PORTFOLIO

IAI BALANCED PORTFOLIO

LARRY R. HILL, CFA
IAI BALANCED PORTFOLIO CO-MANAGER
DONALD J. HOELTING, CFA
IAI BALANCED PORTFOLIO CO-MANAGER

HOW HAS THE PORTFOLIO PERFORMED?

The IAI Balanced portfolio generated a return of 12.11% during the year ended December 31, 1998. This compares to its benchmarks, the S&P 500 Index which returned 28.57% and the Lehman Government/Corporate Bond Index which returned 9.47%.

WHAT MARKET FACTORS AFFECTED THE PORTFOLIO'S PERFORMANCE DURING THE LAST FISCAL YEAR?

Calendar year 1998 was a volatile period for global financial markets. U.S. bond and stock markets started the year with positive results, but suffered in the fall before recovering later in the year. In August, the partial default on Russian debt set off a chain reaction that eventually ended with three interest rate cuts by the Federal Reserve. Along the way, the massive scramble for liquidity pushed stock prices down and caused bond market risk premiums to widen dramatically. The Fund avoided an extreme over allocation in either stocks or bonds to help control the risk and volatility. Ample liquidity was also maintained with investments in cash reserves.

WHICH HOLDINGS WERE PARTICULARLY SUCCESSFUL FOR THE PORTFOLIO? WERE THERE ANY DISAPPOINTMENTS?

Among the Portfolio's most successful U.S. equity positions were 800-JR Cigar, Wal-Mart Stores, and Tyco International. Among the Fund's laggards were First Health Group, which fell after reporting lower than anticipated third quarter results, and Sturm, Ruger & Company, which traded lower due to a decline in their golf casting business. The fixed income portion of the portfolio remained invested primarily in U.S. Treasuries and Federal Agencies. This strategy lagged the bond market in the early part of the year as riskier bonds outperformed, but the Portfolio benefited from this strategy during the fall turmoil.

WERE THERE ANY SIGNIFICANT CHANGES?

MCI Worldcom, Ameritech and Citigroup were added to the equity portfolio. The interest rate sensitivity of the Portfolio's fixed income position remained longer than the benchmark with a continuing emphasis on U.S. Government holdings.

WHAT IS YOUR OUTLOOK FOR THE PORTFOLIO?

We continue to focus on companies with solid competitive advantages and extremely high financial quality at attractive fundamental valuations.


VALUE OF $10,000 INVESTMENT+
[PLOT POINTS GRAPH]

                IAI BALANCED                           LEHMAN GOVERNMENT/
               FUND PORTFOLIO          S&P 500           CORPORATE BOND
            (INCEPTION 02/03/94)       INDEX*                INDEX*
            --------------------       -------         ------------------
02/03/94            10,000              10,000              10,000
12/31/94            10,220               9,803               9,506
12/31/95            11,877              13,479              11,335
12/31/96            13,041              16,613              11,664
12/31/97            15,203              22,158              12,803
12/31/98            17,045              28,488              14,014
*since 02/01/94


AVERAGE ANNUAL RETURNS+
THROUGH 12/31/98
                                                                 Since Inception
                                       1 Year                        2/03/94
--------------------------------------------------------------------------------
IAI BALANCED PORTFOLIO                 12.11%                         11.48%
--------------------------------------------------------------------------------
S&P 500 Index                          28.57%                         23.67%*
--------------------------------------------------------------------------------
Lehman Government/
  Corporate Bond Index                  9.47%                          7.11%*

+  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
*  SINCE 2/01/94

                           PORTFOLIO MANAGER'S REVIEW
                              IAI RESERVE PORTFOLIO


IAI RESERVE PORTFOLIO
LARRY R. HILL, CFA
IAI RESERVE PORTFOLIO MANAGER

HOW HAS THE PORTFOLIO PERFORMED?

The IAI Reserve Portfolio earned a return of 5.46% for the year ended December 31, 1998. This compares to the Salomon Brothers One Year Treasury Bill Index which had a return of 5.90%.

WHAT MARKET FACTORS EFFECTED THE PORTFOLIO'S PERFORMANCE DURING THE MOST RECENT FISCAL YEAR?

Calendar 1998 was a volatile year for global fixed income markets, particularly so for those markets with less liquidity or lower quality such as emerging market debt and high yield bonds. Economic conditions in the U.S. remained firm for most of the year. However, overseas events were the catalyst for most of the financial market volatility. In August, a partial default on Russian debt started a chain reaction that quickly spread to other markets. Highly leveraged hedge funds which owned Russian debt were forced to liquidate other assets to meet margin calls. As asset prices declined, sales intensified. Eventually, the Federal Reserve was forced to cut short-term interest rates on three separate occasions to restore confidence and liquidity to the financial system. Throughout the year the Fund maintained a shorter average maturity, holding high quality investments and ample cash liquidity. Thus the Fund was able to avoid a significant amount of the volatility.

WERE THERE ANY SIGNIFICANT CHANGES IN THE PORTFOLIO?

The Portfolio focused on U.S. Treasury and Federal Agency holdings plus cash reserves to generate returns during the year. This combination provided a good balance between investment return and principal stability and safety. This strategy did not change dramatically during the year.

WHAT IS YOUR OUTLOOK FOR THE PORTFOLIO?

We expect real growth in the U.S. economy to slow from its strong pace in the fourth quarter of 1998. Inflation will remain low as a result of economic weakness overseas and fierce global price competition. For 1999, the U.S. economy should expand by about 3.5% and inflation will center around 1.5%. The Federal Reserve will continue to provide ample liquidity, but short-term rates are unlikely to change in the first half of the year unless instability overseas or a dramatic deterioration in domestic business conditions forces another policy shift. Interest rates are biased to move lower, however the path will not be smooth. Although the Portfolio is well positioned for this environment, tactical investment decisions will be used to take advantage of adverse market swings.


VALUE OF $10,000 INVESTMENT+
[PLOT POINTS GRAPH]

                    IAI RESERVE           SALOMON BROTHERS
                     PORTFOLIO           ONE YEAR TREASURY
                (INCEPTION 04/07/94)        BILL INDEX*
                --------------------     -----------------
                       10,000                 10,000
04/07/94               10,000                  9,991
12/31/94               10,225                 10,232
12/31/95               10,746                 11,060
12/31/96               11,277                 11,686
12/31/97               11,798                 12,400
12/31/98               12,444                 13,130
*since 04/01/94


AVERAGE ANNUAL RETURNS+
THROUGH 12/31/98
                                                                 Since Inception
                                       1 Year                        4/07/94
--------------------------------------------------------------------------------
IAI RESERVE PORTFOLIO                   5.46%                         4.72%
--------------------------------------------------------------------------------
Salomon Brothers One Year
  Treasury Bill Index                   5.90%                         5.90%*

+   PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
*   SINCE 4/01/94

================================================================================
                 S C H E D U L E   O F   I N V E S T M E N T S
================================================================================

                             IAI REGIONAL PORTFOLIO

                                DECEMBER 31, 1998
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)

COMMON STOCKS - 91.6%
                                                                         Market
                                                   Quantity           Value (a)
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 4.2%
Galileo International                                  6,200         $   269,700
HA-LO Industries (b)                                   6,300             237,038
Manpower                                               3,000              75,562
W.W. Grainger                                          1,800              74,925
                                                                     -----------
                                                                         657,225
--------------------------------------------------------------------------------
CONSUMER DURABLES - 7.6%
Excelsior-Henderson
     Motorcycle Manufacturing (b)                      7,700              71,225
Harley-Davidson                                        5,000             236,875
Intranet Solutions (b)                                25,000             121,875
ITI Technologies (b)                                   2,700              83,700
Koala (b)                                              2,000              34,750
Newell                                                 5,000             206,250
Select Comfort (b)                                     2,900              76,668
Snap-On                                               10,300             358,569
VirtualFund.com (b)                                    3,400               7,013
                                                                     -----------
                                                                       1,196,925
--------------------------------------------------------------------------------
CONSUMER NON-DURABLES - 6.8%
Dean Foods                                             6,600             269,362
Hormel Foods                                           4,000             131,000
Sara Lee                                               9,800             276,238
Tootsie Roll Industries                                5,400             211,275
Wm. Wrigley Jr                                         2,000             179,125
                                                                     -----------
                                                                       1,067,000
--------------------------------------------------------------------------------
CONSUMER SERVICES - 1.8%
Lodgenet Entertainment (b)                            23,200             159,500
Meredith                                               3,400             128,775
                                                                     -----------
                                                                         288,275
--------------------------------------------------------------------------------
ELECTRONIC TECHNOLOGY - 5.0%
ADC Telecommunications (b)                             4,400             152,900
Computer Network Technology (b)                       13,000             162,500
Molex                                                  5,500             209,688
Sundstrand                                             5,200             269,750
                                                                     -----------
                                                                         794,838
--------------------------------------------------------------------------------
                                                                         Market
                                                   Quantity           Value (a)
--------------------------------------------------------------------------------
FINANCIAL - 9.3%
Allstate                                               5,000         $   193,125
Heller Financial                                       8,500             249,687
Horace Mann Educators                                  3,900             111,150
National Equipment Services (b)                       10,100             116,150
Old Republic International                             4,800             108,000
ReliaStar Financial                                    8,300             382,838
Standard & Poor's Depositary Receipts
     (SPDR Trust)                                      2,500             307,500
                                                                     -----------
                                                                       1,468,450
--------------------------------------------------------------------------------
HEALTH SERVICES - 3.0%
Patterson Dental (b)                                   5,750             250,125
ServiceMaster                                          9,900             218,419
                                                                     -----------
                                                                         468,544
--------------------------------------------------------------------------------
HEALTH TECHNOLOGY - 11.3%
Abbott Laboratories                                    8,400             411,600
Baxter International                                   3,200             205,800
Diametrics Medical (b)                                38,900             192,068
Medtronic                                              5,000             371,250
Northfield Laboratories (b)                           19,500             241,313
Possis Medical (b)                                     9,800              66,150
Sybron International (b)                              10,900             296,344
                                                                     -----------
                                                                       1,784,525
--------------------------------------------------------------------------------
PROCESS INDUSTRIES - 7.4%
AptarGroup                                             4,800             134,700
Donaldson                                             10,000             207,500
Ecolab                                                 6,000             217,125
Northland Cranberries Class A                         16,100             145,402
Valspar                                                6,600             246,263
Whitman                                                8,700             220,763
                                                                     -----------
                                                                       1,171,753
--------------------------------------------------------------------------------

         SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS ON PAGE 11

================================================================================
                 S C H E D U L E   O F   I N V E S T M E N T S
================================================================================

                             IAI REGIONAL PORTFOLIO

                                DECEMBER 31, 1998


                                                                         Market
                                                   Quantity           Value (a)
--------------------------------------------------------------------------------
PRODUCER MANUFACTURING - 9.0%
ABC Rail Products (b)                                 11,500         $   140,156
Illinois Tool Works                                    4,800             278,400
Littlefuse (b)                                         7,000             134,750
Rayovac (b)                                           12,900             344,269
Recovery Engineering (b)                              19,500             129,188
Tower Automotive (b)                                  12,000             299,250
Zebra Technologies Class A (b)                         3,300              94,875
                                                                     -----------
                                                                       1,420,888
--------------------------------------------------------------------------------
RETAIL TRADE - 10.9%
Casey's General Stores                                20,200             263,230
Dayton Hudson                                          6,800             368,900
Fastenel                                               3,000             132,000
Kohl's (b)                                             4,000             245,750
Lands' End (b)                                         5,500             148,156
Video Update Class A (b)                              57,600             111,600
Walgreen                                               7,500             439,219
                                                                     -----------
                                                                       1,708,855
--------------------------------------------------------------------------------
TECHNOLOGY SERVICES - 9.8%
Anicom (b)                                            13,200             121,275
FIserv (b)                                             4,200             216,038
Great Plains Software (b)                              3,900             188,175
Platinum Technology (b)                               15,500             296,437
Richardson Electronics                                18,700             179,988
Secure Computing (b)                                  28,000             533,750
                                                                     -----------
                                                                       1,535,663
--------------------------------------------------------------------------------

                                                                         Market
                                                   Quantity           Value (a)
--------------------------------------------------------------------------------
TRANSPORTATION - 1.4%
C.H. Robinson Worldwide                                8,400         $   217,875
--------------------------------------------------------------------------------
UTILITIES - 4.1%
Ameritech                                              6,400             405,600
Northern States Power                                  8,400             233,100
                                                                     -----------
                                                                         638,700
================================================================================
TOTAL INVESTMENTS IN COMMON STOCKS
(COST: $13,088,116)..................................................$14,419,516
================================================================================
TOTAL INVESTMENTS IN SECURITIES
(COST: $13,088,116) (d)..............................................$14,419,516
================================================================================
OTHER ASSETS AND LIABILITIES (NET) - 8.4%
 .....................................................................$ 1,318,581
================================================================================
TOTAL NET ASSETS
 .....................................................................$15,738,097
================================================================================

         SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS ON PAGE 11

================================================================================
                 S C H E D U L E   O F   I N V E S T M E N T S
================================================================================

                             IAI BALANCED PORTFOLIO

                                DECEMBER 31, 1998
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)

COMMON STOCKS - 42.4%
                                                                         Market
                                                   Quantity           Value (a)
--------------------------------------------------------------------------------
CONSUMER DURABLES - 4.8%
Callaway Golf                                          1,000         $    10,250
Department 56 (b)                                      1,300              48,831
Eastman Kodak                                            400              28,800
Harley-Davidson                                          900              42,638
Mattel                                                   700              15,969
Sturm, Ruger & Company                                 1,900              22,681
                                                                     -----------
                                                                         169,169
--------------------------------------------------------------------------------
CONSUMER NON-DURABLES - 6.3%
800 - JR Cigar (b)                                     4,900             113,925
Gillette                                                 200               9,663
Nike Class B                                             700              28,393
Philip Morris                                          1,000              53,500
UST                                                      500              17,438
                                                                     -----------
                                                                         222,919
--------------------------------------------------------------------------------
CONSUMER SERVICES - 0.9%
Walt Disney                                            1,050              31,500
--------------------------------------------------------------------------------
ELECTRONIC TECHNOLOGY - 1.3%
Intel                                                    380              45,054
--------------------------------------------------------------------------------
ENERGY MINERALS - 1.9%
British Petroleum ADR                                    310              29,450
Exxon                                                    500              36,563
                                                                     -----------
                                                                          66,013
--------------------------------------------------------------------------------
FINANCIAL - 9.0%
American Express                                         400              40,900
Citigroup                                                900              44,550
Federal Home Loan Mortgage
      Corporation                                      1,200              77,325
Leucadia National (b)                                    700              22,050
PMI Group                                                300              14,812
SLM Holding                                            1,050              50,400
United Asset Management                                1,200              31,200
Wells Fargo                                              840              33,548
                                                                     -----------
                                                                         314,785
--------------------------------------------------------------------------------
                                                                         Market
                                                   Quantity           Value (a)
--------------------------------------------------------------------------------
HEALTH SERVICES - 2.5%
First Health Group (b)                                 3,000         $    49,688
United Healthcare                                        900              38,756
                                                                     -----------
                                                                          88,444
--------------------------------------------------------------------------------
HEALTH TECHNOLOGY - 2.9%
American Home Products                                   500              28,157
Merck & Company                                          300              44,306
SmithKline Beecham ADR                                   400              27,800
                                                                     -----------
                                                                         100,263
--------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 0.8%
Nabors Industries (b)                                  1,950              26,447
--------------------------------------------------------------------------------
NON-ENERGY MINERALS - 0.6%
Nucor                                                    450              19,463
--------------------------------------------------------------------------------
PROCESS INDUSTRIES - 4.6%
Berkshire Hathaway Class B (b)                            15              35,250
CBS                                                    1,400              45,850
General Electric                                         320              32,660
Schweitzer-Mauduit International                         800              12,350
Sigma-Aldrich                                          1,200              35,250
                                                                     -----------
                                                                         161,360
--------------------------------------------------------------------------------
PRODUCER MANUFACTURING - 2.4%
Tyco International                                     1,100              82,980
--------------------------------------------------------------------------------
RETAIL TRADE - 1.3%
Wal-Mart Stores                                          580              47,233
--------------------------------------------------------------------------------
TECHNOLOGY SERVICES - 1.2%
Parametric Technology (b)                              2,600              42,574
--------------------------------------------------------------------------------
UTILITIES - 1.9%
Ameritech                                                500              31,688
MCI Worldcom                                             500              35,875
                                                                     -----------
                                                                          67,563
================================================================================
TOTAL INVESTMENTS IN COMMON STOCKS
(COST: $1,134,861)...................................................$ 1,485,767
================================================================================

         SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS ON PAGE 11

================================================================================
                  S C H E D U L E   O F   I N V E S T M E N T S
================================================================================

                             IAI BALANCED PORTFOLIO

                                DECEMBER 31, 1998

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS - 38.6%

                                                                   Principal      Market
                                            Rate      Maturity       Amount      Value (a)
------------------------------------------------------------------------------------------
U.S. TREASURY NOTES - 15.0%
                                            7.50%     10/31/99      $ 50,000    $   51,117
                                            6.13      09/30/00        25,000        25,613
                                            8.00      05/15/01        25,000        26,848
                                            7.50      11/15/01        50,000        53,765
                                            6.25      01/31/02        75,000        78,328
                                            7.50      05/15/02        70,000        76,005
                                            5.63      12/31/02        75,000        77,496
                                            6.25      02/15/03        75,000        79,312
                                            7.00      07/15/06        50,000        56,930
                                                                                  --------
                                                                                   525,414
------------------------------------------------------------------------------------------
U.S. TREASURY BONDS - 8.3%
                                           12.00      05/15/05        40,000        55,650
                                            6.75      08/15/26        25,000        29,949
                                            6.50      11/15/26       100,000       116,281
                                            6.63      02/15/27        75,000        88,711
                                                                                  --------
                                                                                   290,591
------------------------------------------------------------------------------------------
U.S. TREASURY STRIPS - 1.3%
U.S. Treasury STRIP (zero coupon)           5.69(c)   11/15/10        50,000        27,134
U.S. Treasury STRIP (zero coupon)           5.54(c)   02/15/19        60,000        19,678
                                                                                  --------
                                                                                    46,812
------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.0%
Federal Farm Credit Bank                    5.57      03/23/01       110,000       111,341
Federal Home Loan Bank                      5.80      09/02/08        40,000        41,400
Federal National Mortgage Association       5.63      03/15/01        25,000        25,367
Federal National Mortgage Association       5.75      06/15/05        75,000        77,438
Federal National Mortgage Association       6.00      05/15/08       175,000       184,733
Federal National Mortgage Association       6.21      08/06/38        50,000        52,437
                                                                                  --------
                                                                                   492,716
==========================================================================================
TOTAL INVESTMENTS IN U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS
(COST: $1,297,348) .............................................................$1,355,533
==========================================================================================
TOTAL INVESTMENTS IN SECURITIES
(COST: $2,432,209) (d)  ........................................................$2,841,300
==========================================================================================
OTHER ASSETS AND LIABILITIES (NET) - 19.0%
 ................................................................................$  668,123
==========================================================================================
TOTAL NET ASSETS
 ................................................................................$3,509,423
==========================================================================================

         SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS ON PAGE 11

================================================================================
                  S C H E D U L E   O F   I N V E S T M E N T S
================================================================================

                              IAI RESERVE PORTFOLIO

                                DECEMBER 31, 1998
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS - 46.5%

                                                                   Principal      Market
                                            Rate      Maturity       Amount      Value (a)
------------------------------------------------------------------------------------------
U.S. TREASURY NOTE - 32.1%
                                            5.75%     11/15/00      $200,000    $  203,874

------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATION - 14.4%
Federal National Mortgage Association       5.63      03/15/01        90,000        91,322

==========================================================================================
TOTAL INVESTMENTS IN U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS
(COST: $290,975)................................................................$  295,196
==========================================================================================
TOTAL INVESTMENTS IN SECURITIES
(COST: $290,975)(d).............................................................$  295,196
==========================================================================================
OTHER ASSETS & LIABILITIES (NET) - 53.5%
 ................................................................................$  339,080
==========================================================================================
TOTAL NET ASSETS
 ................................................................................$  634,276
==========================================================================================

         SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS ON PAGE 11

================================================================================
       N O T E S   T O   S C H E D U L E S   O F   I N V E S T M E N T S
================================================================================

                           IAI RETIREMENT FUNDS, INC.

                               DECEMBER 31, 1998


                                       (a)

Market value of securities is determined as described in Note 1 to the financial statements, under "Security Valuation".

                                       (b)

                    Currently non-income producing security.

                                       (c)

     Interest rate shown represents yield-to-maturity at date of purchase.

                                       (d)

  At December 31, 1998, the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on that cost were as follows:

--------------------------------------------------------------------------------------------------
                                            IAI REGIONAL         IAI BALANCED          IAI RESERVE
                                              PORTFOLIO            PORTFOLIO            PORTFOLIO
--------------------------------------------------------------------------------------------------
Cost for federal income tax purposes        $ 13,088,961         $  2,433,932         $    290,975
                                            ======================================================

Gross unrealized appreciation               $  2,490,817         $    512,772         $      4,221
Gross unrealized depreciation                 (1,160,262)            (105,404)                  --
                                            ------------------------------------------------------
Net unrealized appreciation                 $  1,330,555         $    407,368         $      4,221
                                            ======================================================
--------------------------------------------------------------------------------------------------

================================================================================
    S T A T E M E N T S   O F   A S S E T S   A N D   L I A B I L I T I E S
================================================================================

                           IAI RETIREMENT FUNDS, INC.

                               DECEMBER 31, 1998

                                                                                   IAI REGIONAL     IAI BALANCED      IAI RESERVE
                                                                                     PORTFOLIO        PORTFOLIO        PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
    Investments in securities, at market
       (Cost: $13,088,116; $2,432,209; and $290,975, respectively)                  $14,419,516      $ 2,841,300      $   295,196
    Cash in bank on demand deposit                                                      773,080          651,853          338,613
    Receivable for investment securities sold                                           557,377               --               --
    Dividends and accrued interest receivable                                            13,223           21,513            3,003
    Organization costs                                                                      232              252              656
    Other                                                                                    --            3,919            2,166
                                                                                    ---------------------------------------------
       TOTAL ASSETS                                                                  15,763,428        3,518,837          639,634
                                                                                    ---------------------------------------------
LIABILITIES
    Payable for Fund shares redeemed                                                     12,816              295               15
    Accrued investment advisory fee                                                          --            1,885              242
    Accrued custody fees                                                                  4,918            3,288            1,371
    Accrued audit fees                                                                    4,301            3,128            3,128
    Other accrued expenses                                                                3,296              818              602
                                                                                    ---------------------------------------------
       TOTAL LIABILITIES                                                                 25,331            9,414            5,358
                                                                                    ---------------------------------------------
             NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK                     $15,738,097      $ 3,509,423      $   634,276
                                                                                    =============================================

REPRESENTED BY:
    Capital stock                                                                   $    10,037      $     2,250      $       629
    Additional paid-in capital                                                       14,155,775        2,887,685          625,243
    Undistributed net investment income                                                  85,155           81,577            2,992
    Accumulated net realized gains on investments                                       155,730          128,820            1,191
    Unrealized appreciation on investments                                            1,331,400          409,091            4,221
                                                                                    ---------------------------------------------
       TOTAL - REPRESENTING NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK
                                                                                    $15,738,097      $ 3,509,423      $   634,276
                                                                                    =============================================
       Shares of common stock outstanding; authorized 10 billion
             shares of $.01 par value stock                                           1,003,688          224,966           62,944
                                                                                    ---------------------------------------------

       NET ASSET VALUE PER SHARE OF OUTSTANDING CAPITAL STOCK                       $     15.68      $     15.60      $     10.08
                                                                                    =============================================

           SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 20

================================================================================
                 S T A T E M E N T S   O F   O P E R A T I O N S
================================================================================

                           IAI RETIREMENT FUNDS, INC.

                          YEAR ENDED DECEMBER 31, 1998

                                                                                   IAI REGIONAL     IAI BALANCED      IAI RESERVE
                                                                                     PORTFOLIO        PORTFOLIO        PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
    Income:
       Interest                                                                     $    77,820      $    95,659      $    41,410
       Dividends (net of foreign withholding tax of $0,
            $72 and $0, respectively)                                                   163,772           15,714               --
                                                                                    ---------------------------------------------
          TOTAL INCOME                                                                  241,592          111,373           41,410
                                                                                    ---------------------------------------------

    Expenses:
       Investment advisory fees                                                         108,792           19,519            3,546
       Dividend-disbursing, administrative, and accounting fees                          16,737            3,003              788
       Custodian fees                                                                    17,890           12,100            2,772
       Amortization of organization costs                                                 2,518            2,518            2,518
       Compensation of Directors                                                          3,104              469              187
       Audit/legal fees                                                                   4,064            2,969            2,969
       Printing and shareholder reporting                                                 2,264              388              388
       Registration fees                                                                  1,205              204              146
       Other expenses                                                                       659               97               39
                                                                                    ---------------------------------------------
          TOTAL EXPENSES                                                                157,233           41,267           13,353
          Less fees reimbursed or waived by Advisers                                         --          (10,627)          (7,960)
                                                                                    ---------------------------------------------
          NET EXPENSES                                                                  157,233           30,640            5,393
                                                                                    ---------------------------------------------
            NET INVESTMENT INCOME                                                        84,359           80,733           36,017
                                                                                    ---------------------------------------------

NET REALIZED AND UNREALIZED GAINS (LOSSES)
    Net realized gains on investments                                                   181,596          130,571            1,194
    Net change in unrealized appreciation or depreciation on
       investment securities                                                           (182,218)         123,211            3,871
                                                                                    ---------------------------------------------
            NET GAIN (LOSS) ON INVESTMENTS                                                 (622)         253,782            5,065
                                                                                    ---------------------------------------------
            NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $    83,737      $   334,515      $    41,082
                                                                                    =============================================

           SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 20

================================================================================
     S T A T E M E N T S   O F   C H A N G E S   I N   N E T    S S E T S
================================================================================

                           IAI RETIREMENT FUNDS, INC.

                             IAI REGIONAL PORTFOLIO

                                                                                  Year ended         Year ended
                                                                              December 31, 1998  December 31, 1997
------------------------------------------------------------------------------------------------------------------
OPERATIONS
     Net investment income                                                       $     84,359       $     95,617
     Net realized gains                                                               181,596            854,786
     Net change in unrealized appreciation or depreciation                           (182,218)           852,815
                                                                                 -------------------------------
          NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         83,737          1,803,218
                                                                                 -------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                            (96,518)           (62,116)
     Net realized gains                                                              (855,271)          (570,373)
                                                                                 -------------------------------
          TOTAL DISTRIBUTIONS                                                        (951,789)          (632,489)
                                                                                 -------------------------------

CAPITAL SHARE TRANSACTIONS
     Net proceeds from sale of 140,405 and 354,778 shares                           2,232,464          5,590,877
     Net asset value of 59,974 and 41,012 shares issued
           in reinvestment of distributions                                           951,789            632,489
     Cost of 244,008 and 135,923 shares redeemed                                   (3,662,920)        (2,140,268)
                                                                                 -------------------------------
          INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS          (478,667)         4,083,098
                                                                                 -------------------------------
          TOTAL INCREASE (DECREASE) IN NET ASSETS                                  (1,346,719)         5,253,827

              NET ASSETS AT BEGINNING OF PERIOD                                    17,084,816         11,830,989
                                                                                 -------------------------------

              NET ASSETS AT END OF PERIOD                                        $ 15,738,097       $ 17,084,816
                                                                                 ===============================
                  Including undistributed net investment income of:              $     85,155       $     96,455
                                                                                 ===============================

           SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 20

================================================================================
     S T A T E M E N T S   O F   C H A N G E S   I N   N E T    S S E T S
================================================================================

                           IAI RETIREMENT FUNDS, INC.

                             IAI BALANCED PORTFOLIO

                                                                                  Year ended         Year ended
                                                                              December 31, 1998  December 31, 1997
------------------------------------------------------------------------------------------------------------------
OPERATIONS
     Net investment income                                                       $     80,733       $     51,014
     Net realized gains                                                               130,571             28,354
     Net change in unrealized appreciation or depreciation                            123,211            208,949
                                                                                 -------------------------------
          NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        334,515            288,317
                                                                                 -------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                            (51,895)           (32,873)
     Net realized gains                                                               (30,026)           (34,912)
                                                                                 -------------------------------
          TOTAL DISTRIBUTIONS                                                         (81,921)           (67,785)
                                                                                 -------------------------------

CAPITAL SHARE TRANSACTIONS
     Net proceeds from sale of 87,724 and 65,491 shares                             1,302,795            898,051
     Net asset value of 5,480 and 5,042 shares issued
          in reinvestment of distributions                                             81,921             67,785
     Cost of 39,325 and 20,162 shares redeemed                                       (573,542)          (274,759)
                                                                                 -------------------------------
          INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS                      811,174            691,077
                                                                                 -------------------------------
          TOTAL INCREASE IN NET ASSETS                                              1,063,768            911,609

              NET ASSETS AT BEGINNING OF PERIOD                                     2,445,655          1,534,046
                                                                                 -------------------------------

              NET ASSETS AT END OF PERIOD                                        $  3,509,423       $  2,445,655
                                                                                 ===============================
                  Including undistributed net investment income of:              $     81,577       $     51,876
                                                                                 ===============================

           SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 20

================================================================================
     S T A T E M E N T S   O F   C H A N G E S   I N   N E T    S S E T S
================================================================================

                           IAI RETIREMENT FUNDS, INC.

                              IAI RESERVE PORTFOLIO

                                                                                  Year ended         Year ended
                                                                              December 31, 1998  December 31, 1997
------------------------------------------------------------------------------------------------------------------
OPERATIONS
     Net investment income                                                       $     36,017       $     27,768
     Net realized gains (losses)                                                        1,194                 (3)
     Net change in unrealized appreciation or depreciation                              3,871               (335)
                                                                                 -------------------------------
          NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         41,082             27,430
                                                                                 -------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                            (35,813)           (28,483)
     Net realized gains                                                                    --               (890)
                                                                                 -------------------------------
          TOTAL DISTRIBUTIONS                                                         (35,813)           (29,373)
                                                                                 -------------------------------

CAPITAL SHARE TRANSACTIONS
     Net proceeds from sale of 19,622 and 81,587 shares                               196,760            816,450
     Net asset value of 3,579 and 2,955 shares issued
          in reinvestment of distributions                                             35,813             29,373
     Cost of 62,431 and 35,024 shares redeemed                                       (624,881)          (350,481)
                                                                                 -------------------------------
          INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS          (392,308)           495,342
                                                                                 -------------------------------
          TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (387,039)           493,399

              NET ASSETS AT BEGINNING OF PERIOD                                     1,021,315            527,916
                                                                                 -------------------------------

              NET ASSETS AT END OF PERIOD                                        $    634,276       $  1,021,315
                                                                                 ===============================
                  Including undistributed net investment income of:              $      2,992       $      1,925
                                                                                 ===============================

           SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 20

================================================================================
                     F I N A N C I A L   H I G H L I G H T S
================================================================================

                           IAI RETIREMENT FUNDS, INC.

                             IAI REGIONAL PORTFOLIO

 PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
       AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:

                                                                         Years ended  December 31,                  Period from
                                                            --------------------------------------------------   January 31, 1994***
                                                              1998          1997          1996          1995    to December 31, 1994
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE
   Beginning of period                                      $  16.31      $  15.02      $  14.16      $  10.62        $  10.00
                                                            ------------------------------------------------------------------

OPERATIONS
   Net investment income                                        0.08          0.08          0.05          0.06            0.03
   Net realized and unrealized gains                            0.18          1.90          1.60          3.50            0.59
                                                            ------------------------------------------------------------------
        TOTAL FROM OPERATIONS                                   0.26          1.98          1.65          3.56            0.62
                                                            ------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                       (0.09)        (0.07)        (0.05)        (0.02)             --
   Net realized gains                                          (0.80)        (0.62)        (0.74)           --              --
                                                            ------------------------------------------------------------------
        TOTAL DISTRIBUTIONS                                    (0.89)        (0.69)        (0.79)        (0.02)             --
                                                            ------------------------------------------------------------------

NET ASSET VALUE
   End of period                                            $  15.68      $  16.31      $  15.02      $  14.16        $  10.62
                                                            ==================================================================

Total investment return*                                        1.56%        13.45%        11.88%        33.51%           6.20%

Net assets at end of period (000's omitted)                 $ 15,738      $ 17,085      $ 11,831      $  5,105        $    865

RATIOS:
   Expenses to average daily net assets                         0.94%         0.90%         1.03%         1.37%**         1.13%+**
   Net investment income to average daily net assets            0.50%         0.65%         0.77%         1.12%**         0.81%+**
   Portfolio turnover rate (excluding short-term securities)    74.3%         62.1%         78.4%        156.0%          127.6%

* TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

** THE PORTFOLIO'S ADVISER VOLUNTARILY WAIVED $6,737 AND $7,455 IN EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1995 AND THE PERIOD ENDED DECEMBER 31, 1994, RESPECTIVELY. IF THE PORTFOLIO HAD BEEN CHARGED THESE EXPENSES, THE RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 1.64% AND 3.90%, RESPECTIVELY, AND THE RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN .85% AND (1.96%), RESPECTIVELY.

*** COMMENCEMENT OF OPERATIONS

+   ANNUALIZED

================================================================================
                     F I N A N C I A L   H I G H L I G H T S
================================================================================

                           IAI RETIREMENT FUNDS, INC.

                             IAI BALANCED PORTFOLIO

 PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
       AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:

                                                                         Years ended  December 31,                  Period from
                                                            --------------------------------------------------  February 3, 1994***
                                                              1998          1997          1996          1995    to December 31, 1994
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE
   Beginning of period                                      $  14.29      $  12.71      $  11.78      $  10.22        $  10.00
                                                            ------------------------------------------------------------------

OPERATIONS
   Net investment income                                        0.31          0.27          0.22          0.09            0.10
   Net realized and unrealized gains                            1.40          1.81          0.92          1.56            0.12
                                                            ------------------------------------------------------------------
        TOTAL FROM OPERATIONS                                   1.71          2.08          1.14          1.65            0.22
                                                            ------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                       (0.26)        (0.24)        (0.10)        (0.09)             --
   Net realized gains                                          (0.14)        (0.26)        (0.11)           --              --
                                                            ------------------------------------------------------------------
        TOTAL DISTRIBUTIONS                                    (0.40)        (0.50)        (0.21)        (0.09)             --
                                                            ------------------------------------------------------------------

NET ASSET VALUE
   End of period                                            $  15.60      $  14.29      $  12.71      $  11.78        $  10.22
                                                            ==================================================================

Total investment return*                                       12.11%        16.60%         9.80%        16.21%           2.20%

Net assets at end of period (000's omitted)                 $  3,509      $  2,446      $  1,534      $    764        $    206

RATIOS:
   Expenses to average daily net assets**                       1.02%         1.25%         1.25%         1.70%           1.25%+
   Net investment income to average daily net assets**          2.69%         2.63%         2.84%         2.34%           2.28%+
   Portfolio turnover rate (excluding short-term securities)    40.9%         38.8%         67.4%         56.0%           21.6%

* TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

** THE PORTFOLIO'S ADVISER VOLUNTARILY WAIVED $10,627, $1,753, $8,031, $13,428 AND $7,756 IN EXPENSES FOR THE YEARS ENDED DECEMBER 31, 1998, 1997, 1996, 1995 AND THE PERIOD ENDED DECEMBER 31, 1994, RESPECTIVELY. IF THE PORTFOLIO HAD BEEN CHARGED THESE EXPENSES, THE RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 1.37%, 1.34%, 1.96%, 5.29% AND 10.33%, RESPECTIVELY, AND THE RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 2.34%, 2.54%, 2.13%, (1.25%) AND (6.80%), RESPECTIVELY.

*** COMMENCEMENT OF OPERATIONS

+   ANNUALIZED

================================================================================
                     F I N A N C I A L   H I G H L I G H T S
================================================================================

                           IAI RETIREMENT FUNDS, INC.

                              IAI RESERVE PORTFOLIO

 PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
       AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:

                                                                         Years ended  December 31,                  Period from
                                                            --------------------------------------------------    April 7, 1994***
                                                              1998          1997          1996          1995    to December 31, 1994
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE
   Beginning of period                                      $  10.00      $  10.03      $  10.05      $  10.03        $  10.00
                                                            ------------------------------------------------------------------

OPERATIONS
   Net investment income                                        0.47          0.43          0.49          0.48            0.20
   Net realized and unrealized gains (losses)                   0.06          0.02         (0.01)         0.02            0.02
                                                            ------------------------------------------------------------------
        TOTAL FROM OPERATIONS                                   0.53          0.45          0.48          0.50            0.22
                                                            ------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                       (0.45)        (0.46)        (0.50)        (0.48)          (0.19)
   Net realized gains                                             --         (0.02)           --            --              --
                                                            ------------------------------------------------------------------
       TOTAL DISTRIBUTIONS                                     (0.45)        (0.48)        (0.50)        (0.48)          (0.19)
                                                            ------------------------------------------------------------------

NET ASSET VALUE
   End of period                                            $  10.08      $  10.00      $  10.03      $  10.05        $  10.03
                                                            ==================================================================

Total investment return*                                        5.46%         4.62%         4.93%         5.09%           2.25%

Net assets at end of period (000's omitted)                 $    634      $  1,021      $    528      $    844        $    544

RATIOS:
   Expenses to average daily net assets**                       0.68%         0.85%         0.85%         1.03%           0.85%+
   Net investment income to average daily net assets**          4.57%         4.57%         4.54%         4.84%           3.56%+
   Portfolio turnover rate (excluding short-term securities)   129.0%          0.0%        185.3%          0.0%            0.0%

* TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

** THE PORTFOLIO'S ADVISER VOLUNTARILY WAIVED $7,960, $8,479, $9,034, $11,528 AND $6,930 IN EXPENSES FOR THE YEARS ENDED DECEMBER 31, 1998, 1997, 1996, 1995 AND THE PERIOD ENDED DECEMBER 31, 1994, RESPECTIVELY. IF THE PORTFOLIO HAD BEEN CHARGED THESE EXPENSES, THE RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 1.69%, 2.25%, 1.81%, 2.62% AND 4.62%, RESPECTIVELY, AND THE RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 3.56%, 3.17%, 3.58%, 3.25% AND (0.21%), RESPECTIVELY.

*** COMMENCEMENT OF OPERATIONS

+   ANNUALIZED

================================================================================
            N O T E S   T O   F I N A N C I A L   S T A T E M E N T S
================================================================================

                            IAI RETIREMENT FUNDS INC.

                                DECEMBER 31, 1998

[1] SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

IAI Retirement Funds, Inc. is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. IAI Regional Portfolio (Regional Portfolio), IAI Balanced Portfolio (Balanced Portfolio) and IAI Reserve Portfolio (Reserve Portfolio) are separate portfolios of IAI Retirement Funds, Inc. Portfolio shares are not offered directly to the public, but sold only to selected insurance companies' separate accounts in connection with variable life insurance policies or variable annuity contracts. The Regional Portfolio has a primary objective of long-term appreciation through investments in equity securities. The Balanced Portfolio has a primary objective of maximum total return through investment in stocks, bonds and short-term instruments. The Reserve Portfolio has a primary objective of providing a high level of current income consistent with the preservation of capital and liquidity. This report covers only the Regional Portfolio, Balanced Portfolio and Reserve Portfolio (the Portfolios).

Significant accounting policies followed by the Portfolios are summarized below:

SECURITY VALUATION
Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service. Such securities which cannot be valued by the portfolio pricing service are valued using dealer-supplied valuations, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less at acquisition are valued at cost adjusted for amortization to maturity of any premium or discount.

FEDERAL TAXES
Since it is each Portfolio's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to shareholders, no provision for income taxes is required.

Net investment income and net realized gains may differ for financial statement and tax purposes primarily because of the deferral of "wash sale" losses for tax purposes. The character of distributions made during the year for net investment income or net realized gains may also differ from its ultimate characterization for tax purposes.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income and accumulated net realized gains have been increased, resulting in reclassification adjustments to additional paid-in capital as follows:

--------------------------------------------------------------------------------
                                     IAI REGIONAL    IAI BALANCED    IAI RESERVE
                                      PORTFOLIO       PORTFOLIO       PORTFOLIO
--------------------------------------------------------------------------------
Undistributed net investment income     $ 859           $ 863           $ 863

Accumulated net realized gains          $   4           $  --           $  --

Additional paid-in capital              $(863)          $(863)          $(863)
--------------------------------------------------------------------------------

SECURITY TRANSACTIONS AND INVESTMENT INCOME
The Portfolios record security transactions on trade date, the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income, including level yield amortization of discount, is accrued daily. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

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================================================================================
            N O T E S   T O   F I N A N C I A L   S T A T E M E N T S
================================================================================

                            IAI RETIREMENT FUNDS INC.

                                DECEMBER 31, 1998

[1] SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT.)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded on the ex-date. Distributions from net investment income are made annually for Regional Portfolio and Balanced Portfolio and monthly for Reserve Portfolio. Capital gains, if any, are primarily distributed in June. Additional capital gains distributions as needed to comply with federal tax regulations are distributed during the year.

ORGANIZATION COSTS
Organization costs are being amortized over 60 months on a straight-line basis.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

[2] COMMITMENTS AND CONTINGENCIES

Regional Portfolio, Balanced Portfolio and Reserve Portfolio have available lines of credit of $2,580,000, $473,000 and $101,000, respectively, with a bank at the prime interest rate. To the extent funds are drawn against the line, securities are held in a segregated account. No compensating balances or commitment fees are required under the line of credit. During the year ended December 31, 1998, the Portfolio's paid $3, $8 and $16, respectively in interest on the line of credit at an average rate of 8.50%. This interest expense is included as a reduction of interest income on the Statement of Operations. There were no borrowings outstanding at December 31, 1998.

[3] FEES AND EXPENSES

Under the terms of an investment advisory agreement, Regional Portfolio, Balanced Portfolio and Reserve Portfolio pay Investment Advisers, Inc. (Advisers) an advisory fee based upon average daily net assets equal, on an annual basis, to .65%, .65% and .45%, respectively.

Each Portfolio also pays an annual fee to Advisers for acting as the Portfolios' dividend-disbursing, administrative, and accounting services agent. The fee is based on an annual rate of .10% of average daily net assets for each Portfolio.

In addition to the advisory and dividend-disbursing, administrative, and accounting services fees, the Portfolios are responsible for paying their operating expenses, including costs incurred in the purchase and sale of assets. Additionally, Advisers has voluntarily agreed to waive fees and expenses for Balanced Portfolio and Reserve Portfolio in excess of 1.25% and .85%, respectively, of average daily net assets through May 1, 1999.

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================================================================================
            N O T E S   T O   F I N A N C I A L   S T A T E M E N T S
================================================================================

                            IAI RETIREMENT FUNDS INC.

                                DECEMBER 31, 1998

[4] INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 1998, purchases of securities and sales proceeds, other than investments in short-term securities for the Portfolios, were as follows:

--------------------------------------------------------------------------------
                                             PURCHASES                 SALES
--------------------------------------------------------------------------------

IAI REGIONAL PORTFOLIO                     $ 11,247,236             $ 12,027,271
IAI BALANCED PORTFOLIO                     $  1,592,579             $  1,000,132
IAI RESERVE PORTFOLIO                      $    470,272             $    280,478
--------------------------------------------------------------------------------

Net realized gains on investments for IAI Regional Portfolio include a reimbursement by Advisers of $28,669 for a loss incurred on an investment.

================================================================================
             I N D E P E N D E N T   A U D I T O R S `   R E P O R T
================================================================================

                           IAI RETIREMENT FUNDS, INC.


The Board of Directors and Shareholders
IAI Retirement Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of IAI Regional Portfolio, IAI Balanced Portfolio and IAI Reserve Portfolio (portfolios within IAI Retirement Funds, Inc.) as of December 31, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the periods presented on pages 17-19 of the annual report. These financial statements and the financial highlights are the responsibility of the portfolios' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities sold but not delivered, we request confirmations from brokers and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of IAI Regional Portfolio, IAI Balanced Portfolio and IAI Reserve Portfolio at December 31, 1998, and the results of their operations, the changes in their net assets and their financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.



KPMG Peat Marwick LLP
Minneapolis, Minnesota
February 5, 1999

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================================================================================
                  F E D E R A L   T A X   I N F O R M A T I O N
================================================================================

                           IAI RETIREMENT FUNDS, INC.


We are required by federal tax regulations to provide shareholders with certain information regarding dividend distributions paid during our fiscal year. The figures provided are for information purposes only and should not be used for reporting to federal or state revenue agencies. You will receive all necessary tax information on Form 1099-DIV, Dividends and Distributions, in January of each year.

(A) includes distribution of short-term capital gains, if any, which are taxable as ordinary income.


IAI REGIONAL PORTFOLIO
--------------------------------------------------------------------------------
      Payable Date               Ordinary Income (A)        Capital Gains
--------------------------------------------------------------------------------
      JUNE 1998                  $  0.2215                  $  0.6739

51.87% OF ORDINARY INCOME DISTRIBUTIONS QUALIFY FOR DEDUCTIONS BY CORPORATIONS.
--------------------------------------------------------------------------------


IAI BALANCED PORTFOLIO
--------------------------------------------------------------------------------
      Payable Date               Ordinary Income (A)        Capital Gains
--------------------------------------------------------------------------------
      JUNE 1998                  $  0.2932                  $  0.1095

23.06% OF ORDINARY INCOME DISTRIBUTIONS QUALIFY FOR DEDUCTIONS BY CORPORATIONS.
--------------------------------------------------------------------------------


IAI RESERVE PORTFOLIO
--------------------------------------------------------------------------------
      Payable Date               Ordinary Income (A)
--------------------------------------------------------------------------------
      JANUARY 1998               $  0.0400
      FEBRUARY 1998                 0.0400
      MARCH 1998                    0.0450
      APRIL 1998                    0.0400
      MAY 1998                      0.0370
      JUNE 1998                     0.0426
      JULY 1998                     0.0240
      AUGUST 1998                   0.0300
      SEPTEMBER 1998                0.0450
      OCTOBER 1998                  0.0450
      NOVEMBER 1998                 0.0300
      DECEMBER 1998                 0.0350
--------------------------------------------------------------------------------
                                 $  0.4536
--------------------------------------------------------------------------------

                               INVESTMENT ADVISER
                                   AND MANAGER

                            Investment Advisers, Inc.
                                  P.O. Box 357
                         Minneapolis, MN 55440-0357 USA
                                  800.945.3863
                                  612.376.2700


                                    CUSTODIAN

                          Norwest Bank Minnesota, N.A.
                               Sixth and Marquette
                              Minneapolis, MN 55479


                                  LEGAL COUNSEL

                              Dorsey & Whitney LLP
                             220 South Sixth Street
                              Minneapolis, MN 55402


                              INDEPENDENT AUDITORS

                              KPMG Peat Marwick LLP
                               4200 Norwest Center
                              Minneapolis, MN 55402


                                    DIRECTORS

                                 Madeline Betsch
                               W. William Hodgson
                                 George R. Long
                                J. Peter Thompson
                               Charles H. Withers



                                   [LOGO-IAI]
                                  MUTUAL FUNDS

      P.O. BOX 357, MINNEAPOLIS, MINNESOTA 554440-0357 USA FAX 612.376.2616

                                  800.945.3863
                                  612.376.2700